Goodwill - Summary of Goodwill by Segment (Parenthetical) (Detail) - CAD ($)	3 Months Ended		6 Months Ended
	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2018	Oct. 31, 2018
Disclosure of reconciliation of changes in goodwill [abstract]
Impairment losses	$ 0	$ 0	$ 0	$ 0
Accumulated impairment	$ 0		$ 0		$ 0